Share capital - Narrative (Details) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 01, 2020 shares	Mar. 31, 2018 CAD ($) shares	Dec. 31, 2019 vote shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Stock repurchased during period (in shares)		3,085,697
Stock repurchased during period | $		$ 175
Issued capital
Disclosure of classes of share capital [line items]
Stock repurchased during period | $		69
Share premium
Disclosure of classes of share capital [line items]
Stock repurchased during period | $		3
Retained earnings
Disclosure of classes of share capital [line items]
Stock repurchased during period | $		$ 103
Preferred shares
Disclosure of classes of share capital [line items]
Special circumstance vote per share | vote			1
Share conversion ratio	1		1
Series R
Disclosure of classes of share capital [line items]
Dividend rate reset term			5 years
Number of shares outstanding (in shares)			8,000,000
Series AE
Disclosure of classes of share capital [line items]
Share conversion ratio	1
Shares converted (in shares)	3,283,795
Number of shares outstanding (in shares)	9,292,133		9,292,133
Annual dividend rate			3.11%
Series AF
Disclosure of classes of share capital [line items]
Dividend rate reset term			5 years
Shares converted (in shares)	506,975
Number of shares outstanding (in shares)	6,707,867		6,707,867
Annual dividend rate	3.865%
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			0	0	0